111 Huntington Avenue, Boston, Massachusetts  02199-7610

Phone 617-954-5000

December 27, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:           MFS® Series Trust XIV (the “Trust”) on behalf of MFS® Institutional Money Market Portfolio (the “Portfolio”); the Trust’s Registration Statement on Form N-1A; Post-Effective Amendment No. 7

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to (1) the Investment Company Act of 1940, as amended (the “Act”), and (2) Regulation S-T, please find Amendment No. 7 to the Trust’s Registration Statement filed on Form N-1A.

This Amendment is being filed for the purpose of updating the Registration Statement in conformity with revised Form N-1A, updating the Portfolio’s financial and other information and, in connection, therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Amy Nightengale at (617) 954-5169.

Sincerely,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel
SAP/bjn
enclosure